Income Tax (Reconciliation of Income Tax Provision between US Statutory Rate and As Reported for Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 0
Income tax expense benefit continuing operations income tax reconciliation
Adjustments To Additional Paid In Capital, Capital Contribution	1,088	$ 0	$ 0
Effective Income Tax Reconciliation, Tax Cuts and Jobs Act of 2017, Amount	(803)	0	0
Tax provision at U.S. statutory rate	(215)	(1,647)	511
Income (Loss) from Subsidiaries, Tax Expense (Benefit)	(138)	0	0
Dividend received deduction	(130)	(123)	(144)
Other tax credits	(30)	(18)	(13)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	0	4	0
Other, net	(9)	18	(11)
Provision for income tax expense (benefit)	(237)	$ (1,766)	$ 343
Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 301